Derivative instruments - Impact of Derivative Instruments in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value hedging | Interest rate contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives	$ (115)	$ (274)	$ (85)
Gain or (loss) recognized in hedged item	93	270	83
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	33	(52)	0
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	14	(45)	(11)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	6	0	0
Cash flow hedges | Foreign exchange contract one
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	0	(18)	(1)
Cash flow hedges | Foreign exchange contract one | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	0	(18)	(1)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contract two
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	2	0	0
Cash flow hedges | Foreign exchange contract two | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	2	0	0
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	6	0	0
Cash flow hedges | Foreign exchange contract three
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	1	(16)	9
Cash flow hedges | Foreign exchange contract three | Trading revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	2	(16)	9
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contract four
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	30	(18)	(8)
Cash flow hedges | Foreign exchange contract four | Salary expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	10	(11)	(19)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0	0	0
Net investment hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion)	(625)	652	474
Net investment hedging | Foreign exchange contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	0	0	1
Net investment hedging | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	$ 0	$ 0	$ 0